As filed with the Securities and Exchange Commission on September 15, 2008.

Investment Company Act File No. 811-21662

Securities Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

/X/ Registration Statement Under the Securities Act of 1933

/ / Pre-effective Amendment No. ____
/ / Post-effective Amendment No. _____

/X/ Registration Statement Under the Investment Company Act of 1940
Amendment No. 7

CAPSTONE CHURCH BOND FUND

(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100

Houston, Texas 77057

Registrant's telephone number, including Area Code: (800) 262-6631

Edward L. Jaroski

5847 San Felipe, Suite 4100

Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:

David J. Harris, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box..../x/

It is proposed that this filing will become effective (check appropriate box)

/ / when declared effective pursuant to Section 8(c)

The following boxes should only be included and completed if the registrant is a registered closed-end investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act and is making this filing in accordance with Rue 486 under the Securities Act.

/x/ immediately upon filing pursuant to paragraph (b)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Offering Price	Amount of Registration Fee
Common Stock (no par value)	4,200,000 Shares (1)	$23.92 (3)	$ 100,464,000	$ 3,969 (5)
Common Stock (no par value)	2,000,000 Shares (2)	$25.00 (4)	$ 50,000,000	$ 6,335 (6)

____________________________

(   (1) Currently being registered.
    (2) Previously registered.
    (3) Calculated pursuant to Rule 457(d) based on the net asset value per share of $23.92 as of September 5,
         2008.

  (4) Calculated pursuant to Rule 457(d) based on the net asset value per share of $25.00 as of October 4, 2005.

  (5) Transmitted prior to filing.

  (6) Fees paid in previous filings.

This Registration Statement incorporates a combined prospectus pursuant to Rule 429 under the Securities Act which relates to an earlier registration statement filed by the Registrant on October 28, 2004, made effective September 30, 2005 and updated annually pursuant to Rule 486(b) since that date (see File No. 333-120044). This Registration Statement incorporates by reference the current prospectus and Statement of Additional Information dated January 29, 2008 filed pursuant to Rule 486(b) under the Securities Act on January 29, 2008 (see File No. 333-120044).

Explanatory Note

This Registration Statement is filed solely for the purpose of registering additional shares of Registrant pursuant to Rule 486(b)(1)(i). Pursuant to Rule 3-18(c) of Regulation S-X, this filing includes Supplements to the January 29, 2008 Prospectus and Statement of Additional Information (File No. 333-120044) that provide Financial Highlights and financial statements that include information for Registrant’s semi-annual fiscal period ended March 31, 2008.

CAPSTONE CHURCH BOND FUND

Supplement dated September 15, 2008 to

Prospectus dated January 29, 2008 (“Prospectus”)

CAPSTONE CHURCH BOND FUND

The following table of financial highlights, updated to include the six-month period ended March 31, 2008, is intended to help you understand the financial performance of the Fund for the period since its inception, October 4, 2005, through the end of its semi-annual fiscal period ended March 31, 2008. The per share data reflects financial results for a single Fund Share. The “Total Return” numbers represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for the year ended September 31, 2007 has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, is included in the Fund’s annual report for the year ended September 30, 2007. The financial statements and Financial Highlights for the fiscal period ended September 30, 2006 were audited by another independent registered public accounting firm which expressed an unqualified opinion on those financial statements and Financial Highlights. The financial statements and Financial Highlights for the period ended March 31, 2008 are unaudited and are included in the Fund’s semi-annual report for that period. The Fund’s annual and semi-annual reports are available on request by calling 1-800-262-6631, on the Fund’s website at www.churchbondfund.com, or on the website of the Securities and Exchange Commission at http://www.sec.gov.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 3/31/2008	Year Ended 9/30/2007	Period Ended 9/30/2006*
Net Asset Value, at Beginning of Year (a)	$ 23.98	$ 23.97	$ 24.19
Income From Investment Operations:
Net Investment Income (b)	0.76	1.55	1.50
Net Loss on Securities (Realized and Unrealized)	(0.03)	(0.09)	(0.50)
Total from Investment Operations	0.73	1.46	1.00
Distributions:
Net Investment Income	(0.76)	(1.45)	(1.22)
Total from Distributions	(0.76)	(1.45)	(1.22)
Repurchase Fees (c)	0	0	0

Net Asset Value, at End of Year (a)	$ 23.95	$ 23.98	$ 23.97
Market Value (d)	$ 0	$ 0	$ 0
Total Return (e)	3.13%	6.27%	4.24%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 29,800	$ 15,285	$ 4,540
Before Reimbursements and Waivers
Ratio of Expenses to Average Net Assets	1.35%(h)	1.96%	11.29% (f) (h)

Ratio of Net Investment Income (Loss) to Average Net Assets	6.00%(h)	5.46%	(4.04%) (f) (h)
After Reimbursements and Waivers
Ratio of Expenses to Average Net Assets	1.00%(h)	1.00%	1.00% (g) (h)
Ratio of Net Investment Income to Average Net Assets	6.34%(h)	6.42%	6.25% (g) (h)
Portfolio Turnover	4.49%(h)	22.59%	0.00%

* Fund commenced operations on October 4, 2005.

(a) Price does not include sales charge.

(b) Amount calculated based on average shares outstanding throughout the year.

(c) Rounds to less than $.005 per share.

(d) There is no established secondary market for the Fund's shares.

(e) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees. Dividends are assumed to be reinvested at the Fund's net asset value.

(f) The expense ratio before reimbursements and waivers for the year ended September 30, 2006 includes operating costs of 1.94%, organization and issuance costs of 5.85%, fees accrued under the Fund's Service Plan of .25% (all of which was voluntarily waived by the Distributor) and income taxes of 2.25% ( all of which was voluntarily reimbursed by the Advisor).

(g) The ratios after reimbursements and waivers for the year ended September 30, 2006 is net of expenses waived or reimbursed under the Fund's expense limitation agreement with the Advisor of 7.79%, service fees voluntarily waived by the Distributor of .25% and income taxes voluntarily reimbursed by the Advisor of 2.25%.

(h) Annualized

CAPSTONE CHURCH BOND FUND

Supplement dated September 15, 2008 to

Statement of Additional Information dated January 29, 2008 (“SAI”)

The information in the following financial statements for the year ended September 31, 2007 has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, is included in the Fund’s annual report for the year ended September 30, 2007. The financial statements for the fiscal period ended September 30, 2006 were audited by another independent registered public accounting firm, which expressed an unqualified opinion on those financial statements. The financial statements for the period ended March 31, 2008 are unaudited and were included in the Fund’s semi-annual report for that period. The Fund’s annual and semi-annual reports are available on request by calling 1-800-262-6631, on the Fund’s website at www.churchbondfund.com, or on the website of the Securities and Exchange Commission at http://www.sec.gov.

CAPSTONE CHURCH BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2008 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $29,335,594)	$ 29,256,224
Receivables:
Interest	497,396
Shareholder Subscriptions	45,903
Prepaid Expenses	4,397
Due from Advisor	8,182
Total Assets	29,812,102
Liabilities:
Accrued Expenses	12,137
Total Liabilities	12,137
Net Assets	$ 29,799,965

Net Assets Consist of:
Paid In Capital	$ 29,843,610
Accumulated Undistributed Net Investment Income	37,624
Accumulated Undistributed Realized Loss on Investments	(1,899)
Unrealized Depreciation in Value of Investments	(79,370)
Net Assets, for 1,244,050 Shares Outstanding	$ 29,799,965

Net Asset Value Per Share ($29,799,965/1,244,050)	$ 23.95

CAPSTONE CHURCH BOND FUND

STATEMENT OF OPERATIONS

MARCH 31, 2008 (UNAUDITED)

Investment Income:
Interest	$ 800,621
Total Investment Income	800,621
Expenses:
Advisory Fees (Note 3)	49,021
Transfer Agent Fees	19,229
Registration Fees	9,226
Legal Fees	9,154
Administrative Fees	8,170
Audit Fees	7,418
Insurance Fees	4,921
Printing and Mailing Fees	4,463
Custody Fees	3,462
Trustees' Retainer and Meeting Expenses	2,934
Miscellaneous Fees	1,648
Service Fee	27,234
Total Expenses	146,880
Less Contractual Expense Reimbursements (Note 3)	(10,710)
Less Voluntary Expense Waiver (Note 3)	(27,234)
Net Expenses	108,936

Net Investment Income	691,685
Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	0
Net Change in Unrealized Depreciation on Investments	(21,497)
Realized and Unrealized Loss on Investments	(21,497)

Net Increase in Net Assets Resulting from Operations	$ 670,188

CAPSTONE CHURCH BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

MARCH 31, 2008 (UNAUDITED)

	(Unaudited) Six Months Ended 3/31/2008	Year Ended 9/30/2007
Increase in Net Assets From Operations:
Net Investment Income	$ 691,685	$ 582,750
Net Realized Gain (Loss) on Investments	0	(1,899)
Change in Unrealized Depreciation on Investments	(21,497)	(25,930)
Net Increase in Net Assets Resulting from Operations	670,188	554,921

Distributions to Shareholders:
Net Investment Income	(690,078)	(565,469)
Net Realized Gains	0	0
Total Dividends and Distributions Paid to Shareholders	(690,078)	(565,469)

Capital Share Transactions:
Proceeds from Sale of Shares	14,801,602	10,873,165
Shares Issued on Reinvestment of Dividends	546,994	457,467
Cost of Shares Repurchased	(813,570)	(575,165)
Repurchase Fees (Note 1)	0	1,955
Net Increase from Shareholder Activity	14,535,026	10,757,422

Net Assets:
Net Increase in Net Assets	14,515,136	10,857,708
Beginning of Period	15,284,829	4,540,282
End of Period (Including Undistributed Net Investment Income of $37,624 and $36,017)	$29,799,965	$15,284,829

Share Transactions:
Shares Sold	617,571	453,011
Shares Issued on Reinvestment of Dividends	22,880	19,103
Shares Repurchased	(33,913)	(24,014)
Net Increase in Shares	606,538	448,100
Outstanding at Beginning of Period	637,512	189,412
Outstanding at End of Period	1,244,050	637,512

CAPSTONE CHURCH BOND FUND

STATEMENT OF CASH FLOWS

MARCH 31, 2008 (UNAUDITED)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 670,188
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Purchase of long-term investment activities	$ (9,514,105)
Proceeds from disposition of long-term investment securities 1,218
Purchase of short-term investments, net	(4,783,748)
Decrease in prepaid expenses	3,645
Increase in interest receivable	(222,534)
Decrease in accrued expenses	(6,987)
Unrealized depreciation on securities	21,497
Increase in due from adviser	(17,220)
Net cash used for operating activities	$ (13,848,046)

Cash flows provided by financing activities:
Proceeds from shares sold	$ 14,804,699
Distributions paid in cash	(143,083)
Payments for shares purchased - net of repurchase fee	(813,570)
Net cash provided by financing activities	$ 13,848,046

Net increase/(decrease) in cash	$ -

Cash (excluding short-term investments):
Beginning balance	-
Ending balance	$ -

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends of $546,994 and receivable for shareholder subscriptions of $45,903.

Part C - OTHER INFORMATION

Item 25. Financial Statements and Exhibits

List all financial statements and exhibits filled as part of the registration statement.

1.	Financial statements

Part A. Financial Highlights – Audited Financial Highlights are incorporated by reference from Registrant’s Prospectus dated January 29, 2008, which is incorporated by reference herein (see File No. 333-120044). Financial Highlights including unaudited information for Registrant’s semi-annual fiscal period ended March 31, 2008 are filed herewith, pursuant to Rule 3-18(c ) of Regulation S-X.

Part B Financial Statements, and the Report of Independent Registered Public Accounting Firm thereon, contained in the Fund's annual report to shareholders dated September 30, 2007, are incorporated by reference in Registrant’s Statement of Additional Information dated January 29, 2008 which is incorporated by reference in this Registration Statement (see File No. 333-120044). Financial Statements including unaudited information for Registrant’s semi-annual fiscal period ended March 31, 2008 are filed herewith, pursuant to Rule 3-18(c ) of Regulation S-X.

2.	Exhibits:

a.	(1) Certificate of Trust*
(2) Declaration of Trust*
b.	Bylaws**
c.	Voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant -- Not Applicable
d.	Constituent instruments defining the rights of the holders of the securities -- Not Applicable
e.	Dividend reinvestment plan, if any -- Not Applicable
f.	Constituent instruments defining rights of holders of long-term debt -- Not Applicable
g.	Investment advisory contract**
h.	(1) Selected dealer agreement**

(2) Distribution contract**

i.	Bonus, profit sharing, pension or other plans for benefit of trustees -- Not Applicable
j.	Custodian agreement**
k.	(1)	Administration agreement**
(2)	Transfer agent agreement**
(3)	Credit research agreement**

(4)	Service plan**

(a)       Letter of Extension to Sales Charge and Service Fee Waiver Agreement****

(5)	Expense limitation agreement**
(a)	Letter of Extension to of Expense Limitation Agreement****
(6)	Accounting services agreement**
l.	Opinion of counsel and consent to its use as to the legality of the securities being registered, including whether they will be legally issued, fully paid, and nonassessable – Filed Herewith
m.	Consent of non-resident trustee -- Not Applicable
n.

Other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the statement, and consents to the use of accountants reports relating to audited financial statements required by Section 7 of the 1933 Act [15 U.S.C. 77g]– (1) auditors consent -- Filed Herewith; (2) power of attorney – Filed Herewith

o.	All financial statements omitted from Items 8.6 or 23; Not Applicable
p.

Agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter, or initial stockholders and written assurance from the promoters or initial stockholders that their purchases were made for investment purposes without any present intention of reselling -- ***

q.	Model retirement plan -- Not Applicable
r.	Code of ethics adopted under Rule 17j-1 under the 1940 Act [17 CFR 270.17j-1] and currently applicable to the Registrant**

*          Filed October 28, 2004 with Registrant's initial registration statement on Form N-2 (see File No. 333-            120044)

**        Filed on August 11, 2005 with Pre-Effective Amendment No. 3 to Registrant's registration statement on Form N-2 (see File No. 333-120044).

***      Filed on September 30, 2005 with Pre-Effective Amendment No. 4 to Registrant's registration statement on Form N-2 (see File No. 333-120044).

****    Filed on January 29, 2008 with Post-Effective Amendment No.6 to Registrant’s registration statement on Form N-2 (see File No 333-120044).

Item 26. Marketing Arrangements

Not Applicable

Item 27. Other Expenses of Issuance and Distribution (estimated)

Not Applicable

Item 28. Persons Controlled by or Under Common Control

Not Applicable

Item 29.	Number of Holders of Securities

Title of Class	Number of Record Holders
Common Stock	1,311

Item 30.	Indemnification

Registrant's Declaration of Trust provides as follows:

Indemnification.

Subject to the exceptions and limitations contained in paragraph (b) below:

every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

for purposes of this Section 3 and Section 5 of this Article VII below, "agent" means any Person who is, was or becomes an employee or other agent of the Trust who is not Covered Person; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and "liability" and "expenses" include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

The Trust's financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Item 31. Business and Other Connections of Investment Adviser

Information as to the directors and officers of Capstone Asset Management Company (" Adviser"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-17695) filed under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and is incorporated herein by reference thereto.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant will be maintained by Capstone Asset Management Company, the Investment Adviser and Administrator to the Registrant; located at 5847 San Felipe, Suite 4100, Houston, Texas 77057; Fifth Third Bank, Custodian, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263; and Mutual Shareholder Services, LLC, the Fund's Accounting, Transfer and Shareholder Servicing Agent, located at 8000 Town Center Drive, Suite 400, Broadville Heights, Ohio 44147-4031.

Item 33. Management Services

Not Applicable

Item 34. Undertakings

1.	Not Applicable

2.	Not Applicable
3.	Not Applicable
4.	Registrant undertakes:
a.	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:
(1)	to include any prospectus required by Section 10(a)(3) of the 1933 Act [15 U.S.C. 77j(a)(3)];
(2)

to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)

to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

b.

that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

c.	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

5.	Not Applicable

6.

Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and State of Texas, on the 15th day of September, 2008 and represents that this filing does not contain material that would cause it to be ineligible for filing pursuant to Rule 486(b) under the Securities Act of 1933.

CAPSTONE CHURCH BOND FUND
Registrant
By: /s/EDWARD L. JAROSKI
Edward L. Jaroski, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Edward L. Jaroski Edward L. Jaroski	President and Trustee (Principal Executive Officer and sole Trustee)	September 15, 2008

/s/ Richard Nunn Richard Nunn	Senior Vice President, Secretary, and Chief Compliance Officer	September 15, 2008

/s/ Carla Homer Carla Homer	Treasurer and Principal Financial & Accounting Officer	September 15, 2008

/s/ James F. Leary* James F. Leary	Trustee	September 15, 2008

/s/ John R. Parker* John R. Parker	Trustee	September 15, 2008

/s/ Leonard B. Melley, Jr.* Leonard B. Melley, Jr.	Trustee	September 15, 2008

/s/ John M. Briggs* John M. Briggs	Trustee	September 15, 2008

*By:	/s/ EDWARD L. JAROSKI Edward L. Jaroski, Attorney-in-Fact

EXHIBIT LIST

l.	Opinion of counsel and consent to its use as to the legality of the securities being registered, including whether they will be legally issued, fully paid, and nonassessable.
n(1)	Auditor’s Consent
n(2)	Power of Attorney